Related Parties (Detail)	12 Months Ended							0 Months Ended	1 Months Ended		12 Months Ended		84 Months Ended	12 Months Ended
	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2013 Vifarma Sp A [Member]	Dec. 31, 2012 Vifarma Sp A [Member] Trade Accounts Receivable [Member] EUR (€)	Dec. 31, 2011 Vifarma Sp A [Member] Trade Accounts Receivable [Member] EUR (€)	Dec. 31, 2013 Vifarma Sp A [Member] Trade Accounts Receivable [Member] EUR (€)	Jan. 02, 2012 F3F S.r.1. [Member] EUR (€) sqm	Dec. 31, 2011 F3F S.r.1. [Member]	Dec. 31, 2013 F3F S.r.1. [Member]	Dec. 31, 2013 Sigma-Tau [Member] USD ($)	Dec. 31, 2013 Sigma-Tau [Member] EUR (€)	Dec. 31, 2013 Sigma-Tau [Member] USD ($)	Dec. 31, 2014 Sigma-Tau [Member] Forecast [Member] USD ($)
Related Party Transaction [Line Items]
Ownership percentage										16.00%
Liquidation collection percentage						18.26%
Accounts receivable from related parties, net of allowance of €765 as of December 31, 2012 and 2013	€ 1,541,000	€ 216,000				€ 850,000
Liquidation collection						160,000
Liquidation collection received					90,000
Accounts receivable allowance							770,000
Allowances released					90,000
Area of real estate property (in square meters)								4,800
Renewal term				6 years				6 years
Annual fee								190,000
Renewal, annual fee								220,000
Term of contract									6 years
Rent expense	200,000	200,000	210,000
Collaborative arrangements costs to be reimbursed											1,000,000
Proceeds from Collaborators											$ 1,800,000	€ 1,400,000	$ 11,000,000	$ 4,770,000